Wells, Pipelines, Properties, Plant and Equipment, Net - Additional Information (Detail) $ in Thousands, $ in Thousands, Barrels_per_day in Millions	12 Months Ended
	Dec. 31, 2018 MXN ($) Barrels_per_day Exchange_Rate	Dec. 31, 2018 USD ($) Barrels_per_day Exchange_Rate	Dec. 31, 2017 MXN ($) Exchange_Rate	Dec. 31, 2016 MXN ($)	Dec. 31, 2015	Dec. 31, 2013
Disclosure of detailed information about property, plant and equipment [line items]
Reversal of impairment / (Impairment)	$ (21,418,997)	$ (1,088,203)	$ 151,444,560	$ (331,314,343)
Impairment	(121,295,334)		(155,244,350)
Reversal of impairment	142,714,331		3,799,790
Leases expire on various dates					Over the next 10 years.	Over the next 10 years.
Capitalized interest expense from capital leases	$ 301,449		$ 418,883	$ 500,654
Cash generating units of fertilizers [member]
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate	8.92%	8.92%	9.71%
Impairment	$ (2,246,264)		$ (1,935,500)
Value of proved asset			$ 2,744,600
Cash Generating Units of PMI NASA [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment	(1,719,627)
Pemex exploration and production [member]
Disclosure of detailed information about property, plant and equipment [line items]
Reversal of impairment / (Impairment)	$ 65,013,616
Discount rate	7.03%	7.03%	14.40%
Impairment	$ (958,060)
Tax rate			30.00%
Discount rate on median of taxes and duties			57.00%
Discount rate after tax	16.12%	16.12%
Discount rate before tax	14.40%	14.40%
Pro Agroindustria S A [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment			$ (4,206,653)
Pemex exploration and production [member]
Disclosure of detailed information about property, plant and equipment [line items]
Reversal of impairment / (Impairment)	$ 65,013,616		(129,350,315)
Discount rate	7.03%	7.03%
Impairment	$ (63,252,635)		$ (129,350,315)
Reversal of impairment	$ 128,266,251
Tax rate	30.00%	30.00%
Operating profit with economic limit	25 years	25 years
Percentage of operating profit with economic limit	14.40%	14.40%
Net benefit on operating profit	$ 29,592,863
Percentage of value in use	7.03%	7.03%
Useful life	25 years	25 years
Production forecast | Barrels_per_day	6,192	6,192
Foreign exchange rate			19.7867	20.6640
Appreciation rate				4.30%
Percentage of increase in discount rate			0.30%
Percentage of decrease in crude oil price			7.20%
Crude oil price per unit			55.89	60.24
Percentage of production area	50.00%	50.00%
Pemex exploration and production [member] | Exploration and extraction contracts [member] | Block 16 of Tampico Misantla omember]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of contractual area	40.00%	40.00%
Pemex exploration and production [member] | Exploration and extraction contracts [member] | Block 17 of Tampico Misantla [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of contractual area	40.00%	40.00%
Pemex exploration and production [member] | Exploration and extraction contracts [member] | Block 18 of Tampico Misantla [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of production area	80.00%	80.00%
Pemex exploration and production [member] | Exploration and extraction contracts [member] | Block 29 Cuenca del Sureste [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of contractual area	100.00%	100.00%
Pemex exploration and production [member] | Exploration and extraction contracts [member] | Block 32 Cuenca del Sureste [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of production area	50.00%	50.00%
Pemex exploration and production [member] | Exploration and extraction contracts [member] | Block 33 Cuenca del Sureste [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of production area	50.00%	50.00%
Pemex exploration and production [member] | Exploration and extraction contracts [member] | Block 35 Cuenca del Sureste [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of production area	50.00%	50.00%
Pemex exploration and production [member] | Exploration and extraction contracts [member] | Ek Balam block [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of contractual area	100.00%	100.00%
Pemex exploration and production [member] | Exploration and extraction contracts [member] | Santuario y El Golpe [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of production area	64.00%	64.00%
Pemex exploration and production [member] | Exploration and extraction contracts [member] | Mision block [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of production area	51.00%	51.00%
Pemex exploration and production [member] | Exploration and extraction contracts [member] | Ebano [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of production area	45.00%	45.00%
Pemex exploration and production [member] | Licenses [member] | Block Three [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of contract behalf	27.50%	27.50%
Pemex exploration and production [member] | Licenses [member] | Eighteen, Cordilleras Mexicanas [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of contractual area	100.00%	100.00%
Pemex exploration and production [member] | Licenses [member] | Twenty two cuenca salina [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of contractual area	27.50%	27.50%
Pemex exploration and production [member] | Licenses [member] | Block Trion [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of contractual area	40.00%	40.00%
Pemex exploration and production [member] | Licenses [member] | Cardenas Mora [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of contractual area	50.00%	50.00%
Pemex exploration and production [member] | Licenses [member] | Ogarrio field [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of contractual area	50.00%	50.00%
Pemex exploration and production [member] | Licenses [member] | Miquetla [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of contractual area	49.00%	49.00%
Pemex exploration and production [member] | Licenses [member] | Plegado Perdido block two [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of contractual area	50.00%	50.00%
Pemex exploration and production [member] | Licenses [member] | Plegado Perdido block five [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of contractual area	100.00%	100.00%
Pemex exploration and production [member] | Cuencas del sureste Block eight [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of contractual area	50.00%	50.00%
Pemex exploration and production [member] | Area two Tampico Misantla [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of production area	50.00%	50.00%
Pemex exploration and production [member] | Advance of production in Cantarell [member]
Disclosure of detailed information about property, plant and equipment [line items]
Reversal of impairment	$ 98,673,388
Pemex exploration and production [member] | Aguas Someras 2 Projects [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment	(63,252,635)
Pemex exploration and production [member] | Crudo Ligero Marino projects [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment	(58,318,030)
Pemex industrial transformation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Reversal of impairment / (Impairment)	659,610		$ (15,952,092)
Impairment	(13,788,470)		(19,751,882)
Reversal of impairment	$ 14,448,080		$ 3,799,790
Foreign exchange rate | Exchange_Rate	19.6829	19.6829	19.7867
Pemex industrial transformation [member] | Refined petroleum products [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of increase in discount rate	0.10%	0.10%
Pemex industrial transformation [member] | Petrochemicals [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of increase in discount rate	8.10%	8.10%
Pemex industrial transformation [member] | Refining [member]
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate	11.52%	11.52%	11.53%
Foreign exchange rate | Exchange_Rate	19.6829	19.6829	19.7867
Percentage of decrease in discount rate	4.40%	4.40%
Pemex industrial transformation [member] | Gas [member]
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate	10.22%	10.22%	10.24%
Foreign exchange rate | Exchange_Rate	19.6829	19.6829	19.7867
Percentage of decrease in discount rate	4.50%	4.50%
Pemex industrial transformation [member] | Petrochemicals [member]
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate	8.92%	8.92%	9.71%
Foreign exchange rate | Exchange_Rate	19.6829	19.6829	19.7867
Percentage of decrease in discount rate	5.60%	5.60%
DEUTSCHE Erdoel Mxico S. de R.L. de C.V. [member] | Exploration and extraction contracts [member] | Block 16 of Tampico Misantla omember]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of contractual area	40.00%	40.00%
DEUTSCHE Erdoel Mxico S. de R.L. de C.V. [member] | Exploration and extraction contracts [member] | Block 17 of Tampico Misantla [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of contractual area	40.00%	40.00%
CEPSA E.P. Mxico S. de R.L. de C.V [member] | Exploration and extraction contracts [member] | Block 16 of Tampico Misantla omember]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of contractual area	20.00%	20.00%
CEPSA E.P. Mxico S. de R.L. de C.V [member] | Exploration and extraction contracts [member] | Block 17 of Tampico Misantla [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of contractual area	20.00%	20.00%
CEPSA E.P. Mxico S. de R.L. de C.V [member] | Exploration and extraction contracts [member] | Block 18 of Tampico Misantla [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of production area	20.00%	20.00%
PETROFAC [member] | Exploration and extraction contracts [member] | Santuario y El Golpe [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of production area	36.00%	36.00%
Servicios Mltiples de Burgos [member] | Exploration and extraction contracts [member] | Mision block [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of production area	49.00%	49.00%
Servicios Mltiples de Burgos [member] | Exploration and extraction contracts [member] | Ebano [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of production area	54.99%	54.99%
D&S Petroleum S.A. de C.V. [member] | Exploration and extraction contracts [member] | Ebano [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of production area	0.01%	0.01%
Chevron [member] | Licenses [member] | Block Three [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of contract behalf	37.50%	37.50%
Chevron [member] | Licenses [member] | Twenty two cuenca salina [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of contractual area	37.50%	37.50%
Inpex [member] | Licenses [member] | Block Three [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of contract behalf	35.00%	35.00%
Inpex [member] | Licenses [member] | Twenty two cuenca salina [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of contractual area	35.00%	35.00%
BHP Billiton [member] | Licenses [member] | Block Trion [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of contractual area	60.00%	60.00%
Petrolera Cardenas Mora, S. A. P. I. de C. V. [member] | Licenses [member] | Cardenas Mora [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of contractual area	50.00%	50.00%
DEA Erdoel [member] | Licenses [member] | Ogarrio field [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of contractual area	50.00%	50.00%
Operadora de Campos DWF, S.A. de C.V. [member] | Licenses [member] | Miquetla [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of contractual area	51.00%	51.00%
Shell Exploracion y Extraccion de Mxico, S.A. de C.V..[member] | Licenses [member] | Plegado Perdido block two [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of contractual area	50.00%	50.00%
Pemex logistics [member]
Disclosure of detailed information about property, plant and equipment [line items]
Reversal of impairment / (Impairment)	$ (40,288,388)
Decrease in income flows projection	46.00%	46.00%
Annual average income	$ 25,271,404		$ 47,219,903
Percentage of increase in cost of non-operating losses	40.00%	40.00%
Annual average cost of non-operating losses	$ 25,226,769		18,067,730
Percentage of decrease in direct operating costs	58.00%	58.00%
Annual average cost of direct operating costs	$ 6,880,967		$ 16,485,969
Discount rate	13.55%	13.55%	15.41%
Impairment	$ (40,288,338)